Net Income (Loss) Per Share (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Summary of Earnings Per Share

The following table sets forth the computation of basic and diluted net income (loss) per share attributable to common stockholders for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
	(int thousands, except shares and per share data)
Basic net income (loss) per share:
Numerator
Net income (loss)	$(97,564)	$62,544	$28,279
Preferred distribution to redeemable convertible preferred units	(40,689)	(11,058)	(9,066)
Non-cash adjustments to redemption amount of the redeemable convertible preferred unis	47,537	(163,425)	(63,311)

Net loss attributable to common stockholders	$(90,716)	$(111,939)	$(44,098)
Denominator
Basic weighted-average common shares	82,908,772	37,631,052	37,631,052
Basic net loss per share attributable to common stockholders	$(1.09)	$(2.97)	$(1.17)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share

The following weighted average shares of the potentially dilutive outstanding securities for the years ended December 31, 2020, 2019 and 2018 were excluded from the computation of diluted net loss per share because their effect would have been anti-dilutive for the periods presented.

	Year Ended December 31,
	2020	2019	2018
Redeemable public warrants	836,474	—	—
Contingency consideration	3,018,699	—	—
Retroactively restated redeemable convertible Series C preferred units	6,281,025	14,278,603	14,278,603

Total	10,136,198	14,278,603	14,278,603